Employee benefits - Summary of significant actuarial assumptions used (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%
Assets return rate	5.00%	5.00%
Salaries increase	1.00%	1.00%